Offerings	Aug. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt Convertible into Equity
Security Class Title	7.75% Convertible Senior Notes due 2027
Proposed Maximum Offering Price per Unit	976.25
Maximum Aggregate Offering Price	$ 48,812,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,473.19
Offering Note	Note 1.a. The amount registered is $50,000,000 aggregate principal amount of 7.75% Convertible Senior Notes due 2027 (the "Notes") whose offer and sale are registered by the registration statement relating to the prospectus supplement to which this exhibit is attached. Note 1.b. The amount under "Proposed Maximum Offering Price Per Unit" represents the proposed maximum offering price per $1,000 principal amount of Notes. Note 1.c. The Notes will be issued with pre-issuance accrued interest from, and including, June 15, 2025. The amounts reflected in the table above do not include such accrued interest. Note 1.d. The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act and paid in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Note 2.a. The amount registered includes an indeterminate number of shares of Common Stock, par value $0.01 per share (the "Common Stock"), of Redwood Trust, Inc. issuable upon conversion of the Notes. The initial maximum conversion rate of the Notes is 107.6426 shares of Common Stock per $1,000 principal amount of Notes. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the amount of shares of Common Stock whose offer and sale is registered by the registration statement relating to the prospectus supplement to which this exhibit is attached includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. No additional consideration will be received in connection with the exercise of the conversion privilege of the Notes. Note 2.b. Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the shares of Common Stock issuable upon conversion of the Notes because no additional consideration is to be received in connection with the exercise of the conversion privilege of the Notes. See Note 1.d.